               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC   20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:    December 31, 1999
           Check here if Amendment [  ]  Amendment Number: ________

                        This Amendment (Check only one):
                         [  ]   is a restatement.
                         [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Torchmark Corporation
Address:  2001 Third Avenue South
     Birmingham, AL   35233

Form 13F File Number:   28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Michael J. Klyce
Title:  Vice President & Treasurer
Phone:  205-325-2051

Signature, Place and Date of Signing:

/s/ Michael J. Klyce
------------------------------------------------------------------------------
(Signature)
Birmingham, AL
February 11, 2000

     Torchmark Corporation is the controlling person of Waddell & Reed Asset Management Company. Certain securities managed directly by Waddell & Reed Asset Management Company are reported herein. Waddell & Reed Asset Management Company also maintains a subadvisory investment services agreement under which certain securities are managed by an unaffiliated entity, Waddell & Reed Investment Management Company. Securities subject to the subadvisory agreement with Waddell & Reed Investment Management Company are reported on the Form 13F of Waddell & Reed Financial, Inc.

Report Type (Check only one):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:  (If there are no entries in this list, omit this section.)

Form 13F File Number 28-7592

Name:  Waddell & Reed Financial, Inc.


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                             Form 13F Summary Page

                                Report Summary:



Number of Other Included Managers:  01



Form 13F Information Table Entry Total:  3



Form 13F Information Table Value Total:

     $  28,634   (thousands)
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List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    1
Form 13F File Number 28-371
Name:  Waddell & Reed Asset Management Company
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                           FORM 13F INFORMATION TABLE



  Column 1     Column 2  Column 3   Column 4              Column 5             Column 6   Column 7           Column 8
   Name of     Title of               Value     Shrs or                       Investment   Other           Voting authority
   Issuer       Class      CUSIP    (x $1000)   prn amt    SH/PRN   Put/Call  Discretion  Managers   Sole     Shared       None

Compass
Bancshares,
Inc.             COM     20449H109     7,608     341,000     SH                  Sole            1     X
Vesta
Insurance
Group, Inc.      COM     925391104    19,878   5,130,000     SH                  Sole            1     X

ICH Corp.        COM     845605104     1,148     104,390     SH                  Sole            1     X
